Prior Year Restatement and Opening Balance Adjustments - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2018	Mar. 31, 2016
Prior Year Restatement And Opening Balance Adjustments [Line Items]
Total equity	£ 21,788	£ 22,347	£ 18,926	£ 23,407	£ 21,325
Remeasurements of the net pension obligation	(2,102)	1,684	(2,789)
Tax expense on pension re-measurement	£ (384)	263	£ (416)
Increase (Decrease) Due to Corrections of Prior Period Errors [Member]
Prior Year Restatement And Opening Balance Adjustments [Line Items]
Increase in retirement benefit obligation, after tax		393
Increase in retirement benefit obligation, gross		476
Total equity		393
Remeasurements of the net pension obligation		476
Tax expense on pension re-measurement		£ 83